Debt (Schedule of Long-Term Debt) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 396,269,000	$ 421,324,000
Unamortized debt premium	2,395,000	2,801,000
Debt issuance cost	(6,425,000)	(7,526,000)
Less: current maturities	(253,000)	(840,000)
Long-term debt	396,016,000	420,484,000
Senior unsecured notes due October 2021 [Member]
Debt Instrument [Line Items]
Total debt	400,000,000	400,000,000
Debt instrument, stated interest rate			6.25%
Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Total debt	0	25,000,000
Other debt [Member]
Debt Instrument [Line Items]
Total debt	$ 299,000	$ 1,049,000